UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period: 7/31/08

Item 1.  Reports to Stockholders.

Semi-Annual Report July 31, 2008
CUSIP - 66537T547	Ticker - AMSGX

1-888-898-4784

www.anchor-funds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Anchor Multi-Strategy Growth Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Second Quarter 2008 Portfolio Commentary.

Last quarter I began our letter by stating: “They say “timing is everything”. Looking back over the past four months, I’m not sure we could have picked a more extreme environment to launch our fund.” The second quarter of 2008 has produced an even more extreme market climate that the first. The current state of the financial markets remains in flux, as questions surrounding the viability of various financial institutions continue to dislocate the markets.

The result has been a market disrupted with extreme volatility. After topping out in late May, the trend of the equities market as measured by the S&P 500 Index continues to be down. During market downtrends, we expect our Mean Reversion strategies to under-perform their historical average, and that has been the case. Down trending markets however are usually a welcome development for our trend following models, as they tend to out-perform. While the macro trend was lower for the second quarter, day to day volatility was at an extreme, breaking historical records for single day price reversals, producing flat results for our trend models.

A positive surprise has been the relative out-performance of our Long/Short High Yield Bond model. The LS HY strategy was able to uncover significant opportunity in the credit markets, as the confusion and speculation surrounding high yield corporate bonds and credit default swaps swirled.

Marketing Efforts and Assets Under Management Commentary

We continue to look for new marketing opportunities for the fund, focusing almost exclusively in the Advisor and Institutional space.

Eric Leake

Chief Investment Officer

Anchor Capital Management Group, LLC

Anchor Multi-Strategy Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2008
	Shares	Market Value
EXCHANGE TRADED FUNDS -106.20%
Aggressive Growth - 25.71%
Ultra QQQ Proshares	10,000	$ 737,200
Ultra Russell 2000 ProShares	20,000	1,006,400
		1,743,600
Contrarian - 24.89%
UltraShort S&P 500 ProShares	25,000	1,688,250

Corporate/High-Yield - 26.11%
Direxion HY Bear Fund	54,401	1,018,395
iShares iBoxx $ High Yield Corporate Bond Fund	5,947	558,423
SPDR Lehman High Yield Bond ETF	4,500	193,995
		1,770,813
Growth Large Cap- 16.78%
Powershares QQQ	25,000	1,138,500

Sector Fund - Utility - 12.71%
Utilities Select Sector SPDR Fund	22,641	862,169

TOTAL EXCHANGE TRADED FUNDS (Cost $7,181,869)		7,203,332

SHORT TERM INVESTMENTS - 44.58%
Milestone Treasury Obligations Portfolio - Institutional Class, 1.97%+	2,055,532	2,055,532
ProFunds Money Market Fund, 1.90%+	968,213	968,213
TOTAL SHORT TERM INVESTMENTS (Cost $3,023,745)		3,023,745

TOTAL INVESTMENTS (Cost $10,205,614) - 150.78%		10,227,077
Other assets less liabilities - (50.78)%		(3,444,300)
NET ASSETS - 100.00%		$ 6,782,777

+ Variable rate security. Rate shown is the rate in effect on July 31, 2008.

		Market
SECURITIES SOLD SHORT	Shares	Value
SPDR S&P Biotech ETF	5,000	$ 345,950
TOTAL SECURITIES SOLD SHORT (proceeds $345,427)		$ 345,950

See Notes to Financial Statements.

Anchor Multi-Strategy Growth Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2008

Assets:
Investments in Securities at Market Value (identified cost $10,205,614)	10,227,077
Dividends and Interest Receivable	5,194
Receivable for Securities Sold	11,784,704
Prepaid Expenses and Other Assets	6,154
Total Assets	22,023,129

Liabilities:
Payable for Securities Purchased	13,809,375
Payable for Fund Shares Redeemed	1,054,038
Securities Sold Short (proceeds $345,427)	345,950
Accrued Advisory Fees	7,662
Accrued Distribution Fees	1,805
Accrued Administration Fees	2,667
Accrued Fund Accounting Fees	1,750
Accrued Transfer Agency Fees	1,350
Accrued Custody Fees	5,366
Accrued Expenses and Other Liabilities	10,389
Total Liabilities	15,240,352

Net Assets (Unlimited shares of no par value interest authorized;
798,224 shares outstanding)	$ 6,782,777

Net Asset Value, Offering and Redemption Price Per Share
($6,782,777 / 798,224 shares of beneficial interest outstanding)	$ 8.50

Composition of Net Assets:
At July 31, 2008, Net Assets consisted of:
Paid-in-Capital	$ 8,302,495
Undistributed Net Investment Income	4,680
Accumulated Net Realized Loss From Security Transactions	(1,545,338)
Net Unrealized Appreciation on Investments	20,940
Net Assets	$ 6,782,777

See Notes to Financial Statements.

Anchor Multi-Strategy Growth Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period February 21, 2008* through July 31, 2008

Investment Income:
Dividend Income	$ 69,029
Interest Income	16,935
Total Investment Income	85,964

Expenses:
Investment Advisory Fees	48,088
Administration Fees	13,977
Fund Accounting Fees	9,683
Professional Fees	8,580
Distribution Fees	8,015
Chief Compliance Officer Fees	7,018
Transfer Agent Fees	6,206
Custody Fees	5,365
Printing Expense	5,207
Trustees' Fees	3,622
Registration & Filing Fees	1,608
Miscellaneous Expenses	928
Total Expenses	118,297
Less: Fees Waived by Adviser	(37,013)
Net Expenses	81,284
Net Investment Income	4,680

Net Realized and Unrealized Gain on Investments:
Net Realized Loss on Investments	(1,545,338)
Net Change in Unrealized Appreciation on Investments	20,940
Net Realized and Unrealized Loss on Investments	(1,524,398)

Net Decrease in Net Assets Resulting From Operations	$ (1,519,718)

See Notes to Financial Statements.

Anchor Multi-Strategy Growth Fund
STATEMENT OF CHANGES IN NET ASSETS

For the period
ended
July 31, 2008*
(Unaudited)
Operations:
Net Investment Income	$ 4,680
Net Realized Loss on Investments	(1,545,338)
Net Change in Unrealized Appreciation on Investments	20,940
Net Decrease in Net Assets
Resulting From Operations	(1,519,718)

Beneficial Interest Transactions:
Proceeds from Shares Issued (1,399,885 shares)	13,576,398
Cost of Shares Redeemed (601,661 shares)	(5,273,903)
Total Beneficial Interest Transactions	8,302,495

Increase in Net Assets	6,782,777

Net Assets:
Beginning of Period	-
End of Period (Including Undistributed Net Investment
Income of $4,680)	$ 6,782,777
______
*February 21, 2008 (Commencement of Operations) through July 31, 2008.

See Notes to Financial Statements.

Anchor Multi-Strategy Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented. (a)

	February 21, 2008*
	through
	July 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00
Increase From Operations:
Net investment loss (a)	0.01
Net gain from securities
(both realized and unrealized)	(1.51)
Total from operations	(1.50)

Net Asset Value, End of Period	$ 8.50

Total Return (b)	(15.00)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 6,783
Ratio of expenses to average net assets,
before reimbursement	3.68%	(c)
net of reimbursement	2.50%	(c)
Ratio of net investment loss to average net assets	0.14%	(c)
Portfolio turnover rate	7,505%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.

See Notes to Financial Statements.

Anchor Multi-Strategy Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2008

1.

ORGANIZATION

The Anchor Multi-Strategy Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The primary investment objective of the Fund is capital appreciation. The Fund commenced operations on February 21, 2008.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157").  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each fund's investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Anchor Multi-Strategy Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2008

Level 3 – significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's investments carried at fair value.

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	7,203,332	(345,950)
Level 2– Other Significant Observable Inputs	3,023,745	-
Level 3– Significant Unobservable Inputs	-	-
Total	10,227,077	(345,950)

                                                                             *Other financial instruments include futures, forwards, swap contracts and securities sold short.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends, if any, have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits.  As of and during the period ended July 31, 2008, the Fund did not have a liability for unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Fund did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least

Anchor Multi-Strategy Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2008

annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Anchor Capital Management Group, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the period ended July 31, 2008, the Adviser earned advisory fees of $48,088.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least until May 31, 2009, so that the total annual operating expenses of the Fund do not exceed 2.50% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or recouped.  During the period ended July 31, 2008, the Adviser waived fees of $37,013, all of which is subject to recapture by the Adviser through 2011.

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $32,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $19,200 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $12,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Anchor Multi-Strategy Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2008

Custody Administration – Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. During the period ended July 31, 2008, GFS did not receive any fees for providing such service.  The custody fees listed in the Statement of Operations would include any fees paid to GFS pursuant to the Custody Administration Agreement.

A Trustee and certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended July 31, 2008, the Fund incurred expenses of $7,018 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period  ended July 31, 2008, GemCom received $2,879 for providing such services.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  For the period ended July 31, 2008, the Fund incurred distribution fees of $8,015.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period ended July 31, 2008, amounted to $574,540,463 and $565,813,280, respectively.  The cost basis of securities for federal income tax purposes was $10,205,614.  Gross unrealized appreciation and depreciation on investments as of July 31, 2008 aggregated $39,980 and $19,040, respectively.

Anchor Multi-Strategy Growth Fund

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

July 31, 2008

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (2/21/08)	Ending Account Value (7/31/08)	Expenses Paid During the Period (2/21/08 to 7/31/08)
Actual*	$1,000.00	$ 850.00	$10.24
Hypothetical** (5% return before expenses)	$1,000.00	$1,012.43	$12.51

*Expenses Paid During the Period- Actual are equal to the Fund’s annualized expense ratio of 2.50% multiplied by the average account value over  the period, multiplied by 162 days and divided by 366 (to reflect the number of days in the period ended July 31, 2008).

**Expenses Paid During the Period- Hypothetical are calculated assuming that the Fund was in operation for the entire six month period ended July 31, 2008, and are equal to the annualized expense ratio of 2.50% multiplied by the average account value over the period, multiplied by 182 days and divided by 366 days (to reflect the number of days in the six month period ended July 31, 2008).

PORTFOLIO COMPOSITION**

____________

**Based on total portfolio market value as of July 31, 2008

ADDITIONAL INFORMTION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In connection with a regular Board meeting held on December 17, 2007 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), considered the approval of an investment advisory agreement (the “Agreement”) between Anchor Capital Management Group, LLC (“ACMG” or the “Adviser”) and the Trust, on behalf of Anchor Multi-Strategy Growth Fund (the “Fund”).  In considering the Agreement, the Board interviewed the Adviser and received materials specifically relating to the Agreement.  These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the existing accounts of the Adviser; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In their consideration of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

 Nature, Extent and Quality of Services.   A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of ACMG’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund; however, the Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance with its existing accounts, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.50% annual advisory fee based on the average net assets of the Fund.  The Trustees then discussed the proposed active management strategy of the Fund and the overall duties of the Adviser.  The Board noted that ACMG currently charges its separately managed accounts a 2.00% annual advisory fee.  The Board, including the Independent Trustees, next considered the estimated Fund expense ratio, and expense ratios of a peer group of funds.  The Board reviewed the contractual arrangements by which the Adviser has agreed to reduce its fees and/or absorb expenses of the Fund, at least until May 31, 2009, to ensure that Net Annual Fund Operating Expenses will not exceed 2.75%1 of the Fund’s average daily net assets and found such arrangements to be beneficial to shareholders.  The Board reviewed the Adviser’s financial statements and concluded that it is sufficiently well capitalized to meet its obligations to the Fund.   The Trustees concluded that the Fund’s advisory fees and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Agreement, economies of scale was not a relevant consideration.

1 On March 17, 2008, the Board approved a reduction in the Fund’s Operating Expense Limitation Agreement from 2.75% to 2.50%.

ADDITIONAL INFORMTION (Unaudited) (Continued)

Profitability.  The Board, including the Independent Trustees, considered the profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable and that approval of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Agreement.

Investment Adviser

Anchor Capital Management Group, LLC.

16140 Sand Canyon Avenue, Suite 101

Irvine, California 92618

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Auditors

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

The Bank of New York

One Wall Street, 25th Floor

New York, NY 10286

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-898-4784 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-898-4784.

1-888-898-4784

www.anchor-funds.com

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

       Andrew B. Rogers, President

Date

10/9/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew B. Rogers, President

Date

10/9/08

By (Signature and Title)

/s/Kevin Wolf

       Kevin E. Wolf, Treasurer

Date

10/9/08